Salaries and personnel expenses - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 0	$ 0	$ 0
Compensation cost yet to be recognised	$ 176
Employees share saving plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares eligible to receive per share purchased	1
Year one programme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 83
Year two programme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense		$ 78
Year three programme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense			$ 85
One future year programme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 82